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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25

                           NOTIFICATION OF LATE FILING


                                                Commission File Number 000-24639


(Check one): [ ] Form 10-K  [ ] Form 11-K  [ ] Form 20-F  [X] Form 10-Q
             [ ] Form N-SAR

For period ended:                   June 30, 2001

[  ]     Transition Report on Form 10-K
[  ]     Transition Report on Form 20-F
[  ]     Transition Report on Form 11-K
[  ]     Transition Report on Form 10-Q
[  ]     Transition Report on Form N-SAR

For the transition period ended:
                                ------------------------------------------------

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

                                               ---------------------------------


                                            PART I
                                    REGISTRANT INFORMATION

                             Railworks Corporation
                             -------------------------------------
                             Full name of Registrant

                             N/A
                             -------------------------------------
                             Former name, if applicable

                             6225 Smith Ave., Suite 200
                             -------------------------------------
                             Address of principal executive office
                             (Street and Number)

                             Baltimore, Maryland 21209
                             -------------------------------------
                             City, State and Zip Code
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                                     PART II
                             RULE 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the Registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

[X]      (a)      The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]      (b)      The subject annual report, semi-annual report, transition
                  report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion, thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ]      (c)      The accountant's statement or other exhibit required by Rule
                  12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period.

The Registrant is currently still in the process of finalizing the financial statements for the quarter ended June 30, 2001.

                                     PART IV
                                OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

         Edward M. Cumberledge          (410)                 580-6000
                (Name)               (Area Code)         (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) or the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the Registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                 [X] Yes     [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                 [X] Yes     [ ] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

            The registrant anticipates that it will report a significant net loss for the quarter ended June 30, 2001. The registrant cannot make a reasonable estimate of the net loss because registrant is still in the process of determining certain reserves, which will affect the amount of the net loss reported.


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                              RAILWORKS CORPORATION
                  (NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date: August 14, 2001            By: /s/ Edward M. Cumberledge
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                                     Edward M. Cumberledge
                                     Vice President and Chief Financial Officer


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